Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 4. Related Party Transactions

During the three months ended September 30, 2025 and 2024, the Company earned other income of $0 and $34, respectively. During the nine months ended September 30, 2025 and 2024, the Company earned other income of $0 and $96 respectively, for engineering consulting services provided to related parties. The consulting services are unrelated to the core business of the Company and are included in the statement of operations under other income — related party.

During the year ended December 31, 2024, the Company entered into an interest-free loan agreement (the “2024 Loan Agreement”) with its quotaholders for approximately $216 which was provided in full by March 31, 2025. The loan is scheduled to mature on December 31, 2040, with automatic annual extensions permitted until December 31, 2045, unless repayment is requested by the quotaholders.

On March 21, 2025, the Company entered into a second interest-free loan agreement (the “2025 Loan Agreement”) with its quotaholders. The total loan amount of $221 is to be provided in cash installments by April 10, 2025, and matures on December 31, 2040. The maturity is subject to annual extensions until December 31, 2024, unless repayment is requested by the quotaholders.

As of September 30, 2025 and December 31, 2024, quotaholders advanced a total of $325 and $107, respectively, related to the 2024 and 2025 Loan Agreements.

Lease Agreement

On April 1, 2025, the Company entered into a lease agreement with Nine Nuclear and Industrial Engineering S.R.L. (“Nine”), a related party, to sublease three office rooms from a property unit located in Lucca, Sorbano del Giudice, Via della Chiesa XXXII n. 759. The three office rooms will be used exclusively for professional office purposes and related activities. The term of the lease agreement is 24 months starting from April 1, 2025 and ending on March 31, 2027. Each party may withdraw from the lease agreement at any time before the expiration date of the contract. The rent is $12 (€11 Euros) per annum, $1 (€1 Euros) and an immaterial monthly fee as a flat-rate reimbursement for utilities and cleaning costs (the “Lease Fee”), with the total monthly amount to be paid no later than the 10th of each month. The Lease Fee will be updated annually by 75% of the variation in the official consumer price indices for worker and employee families as determined by the Italian Statistics Day (“ISTAT”) in the previous year and subsequently year by year, with the first update taking effect on April 1, 2026. During the three and nine months ended September 30, 2025, the Company paid $3 and $7 in rent, respectively.

Engineering Services Agreement

On July 11, 2025, the Company entered into an engineering services agreement with Nine, a related party, to support the design of the SOLO project. Per the terms of the agreement, Nine committed to deliver certain technical services to the Company with a total value of $215 (€184 Euros) plus value added tax (“VAT”). The Company paid an initial one-time payment of $131 in September 2025.

FPoliSolutions LLC Agreement

On July 23, 2025, the Company entered into an engineering services agreement with FPoliSolutions LLC (“FPoli Solutions”), a related party. As per the terms of the agreement, FPoliSolutions will provide support for the development of the SOLO Micro Modular Reactor including technical assistance in safety analysis, hazard modeling, radiological consequence evaluation, risk-informed safety assessments, and techno-economic analysis for $90 with work completed during September 2025.

Note 4. Related Party Transactions

During the years ended December 31, 2024 and December 31, 2023, the Company earned other income of $129,170 and $38,941, respectively, for engineering consulting services provided to related parties. The consulting services are unrelated to the core business of the Company and are included in the statement of operations under other income — related parties.

As of December 31, 2024 and 2023, the Company had amounts due from related parties of $0 and $8,830, respectively. These amounts corresponded to unbilled amounts due from a related party for engineering consulting services provided during the years ended December 31, 2024 and 2023.

During the year ended December 31, 2024, the Company entered into an interest-free loan agreement with its quotaholders. The total loan amount of $216,212 is to be provided in cash installments by January 15, 2025. As of December 31, 2024, quotaholders advanced $106,780 of the $216,212. The loan is scheduled to mature on December 31, 2040, with automatic annual extensions permitted until December 31, 2045, unless repayment is requested by the quotaholders.

The Company utilizes office space provided by a related party at no charge. There is no formal lease agreement, and no amounts have been recognized for rent expense in the accompanying financial statements. Management has determined that the fair value of the contributed office space is not material to the financial statements.